LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.71%
Aerospace & Defense–0.49%
Lockheed Martin Corp.	17,458	$7,139,624
		7,139,624
Air Freight & Logistics–0.30%
CH Robinson Worldwide, Inc.	50,892	4,383,328
		4,383,328
Automobile Components–0.19%
Lear Corp.	20,592	2,763,446
		2,763,446
Automobiles–1.74%
Ferrari NV	15,906	4,700,859
†Tesla, Inc.	82,784	20,714,213
		25,415,072
Banks–0.08%
Prosperity Bancshares, Inc.	20,919	1,141,759
		1,141,759
Beverages–1.52%
Coca-Cola Co.	12,141	679,653
†Monster Beverage Corp.	407,011	21,551,233
		22,230,886
Biotechnology–3.58%
AbbVie, Inc.	96,381	14,366,552
†Genmab AS ADR	89,193	3,145,837
†Incyte Corp.	74,955	4,330,151
†Moderna, Inc.	12,545	1,295,773
†Sarepta Therapeutics, Inc.	7,733	937,394
†Vertex Pharmaceuticals, Inc.	81,627	28,384,973
		52,460,680
Broadline Retail–5.21%
†Amazon.com, Inc.	599,603	76,221,533
		76,221,533
Building Products–0.20%
†Trex Co., Inc.	48,677	2,999,964
		2,999,964
Capital Markets–0.63%
Ameriprise Financial, Inc.	2,145	707,164
MSCI, Inc.	16,170	8,296,503
Northern Trust Corp.	4,093	284,382
		9,288,049
Chemicals–0.41%
Sherwin-Williams Co.	23,382	5,963,579
		5,963,579
Commercial Services & Supplies–1.36%
Cintas Corp.	10,566	5,082,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Copart, Inc.	345,070	$14,869,066
		19,951,418
Communications Equipment–2.04%
†Arista Networks, Inc.	84,643	15,568,387
Motorola Solutions, Inc.	52,480	14,287,155
		29,855,542
Construction Materials–0.36%
Vulcan Materials Co.	26,463	5,346,055
		5,346,055
Consumer Staples Distribution & Retail–2.35%
Costco Wholesale Corp.	59,270	33,485,179
Dollar General Corp.	8,281	876,130
		34,361,309
Distributors–0.19%
LKQ Corp.	55,762	2,760,777
		2,760,777
Diversified Consumer Services–0.16%
H&R Block, Inc.	55,536	2,391,380
		2,391,380
Electrical Equipment–0.36%
AMETEK, Inc.	30,215	4,464,568
Rockwell Automation, Inc.	2,940	840,458
		5,305,026
Electronic Equipment, Instruments & Components–0.30%
Amphenol Corp. Class A	31,346	2,632,751
Avnet, Inc.	12,014	578,955
Cognex Corp.	29,467	1,250,579
		4,462,285
Entertainment–1.45%
†Netflix, Inc.	53,480	20,194,048
TKO Group Holdings, Inc.	13,058	1,097,655
		21,291,703
Financial Services–4.82%
†Berkshire Hathaway, Inc. Class B	15,379	5,387,264
Equitable Holdings, Inc.	195,824	5,559,443
Mastercard, Inc. Class A	18,628	7,375,011
†Toast, Inc. Class A	100,049	1,873,918
Visa, Inc. Class A	218,969	50,365,060
		70,560,696
Health Care Equipment & Supplies–3.55%
†Align Technology, Inc.	10,452	3,191,204
†Edwards Lifesciences Corp.	192,860	13,361,341
†IDEXX Laboratories, Inc.	30,847	13,488,468
†Intuitive Surgical, Inc.	70,962	20,741,483
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Penumbra, Inc.	4,715	$1,140,606
		51,923,102
Health Care Providers & Services–3.96%
†Centene Corp.	1,309	90,164
Chemed Corp.	2,690	1,397,993
Elevance Health, Inc.	11,190	4,872,350
UnitedHealth Group, Inc.	102,327	51,592,250
		57,952,757
Health Care Technology–0.88%
†Veeva Systems, Inc. Class A	63,471	12,913,175
		12,913,175
Hotel & Resort REITs–0.02%
Park Hotels & Resorts, Inc.	26,059	321,047
		321,047
Hotels, Restaurants & Leisure–1.64%
†Booking Holdings, Inc.	1,492	4,601,253
Boyd Gaming Corp.	17,598	1,070,486
†Chipotle Mexican Grill, Inc.	4,203	7,699,181
†DraftKings, Inc. Class A	59,433	1,749,708
Las Vegas Sands Corp.	123,689	5,669,904
Wynn Resorts Ltd.	34,641	3,201,175
		23,991,707
Household Products–0.44%
Kimberly-Clark Corp.	53,723	6,492,425
		6,492,425
Industrial REITs–0.38%
First Industrial Realty Trust, Inc.	5,776	274,880
Prologis, Inc.	46,573	5,225,956
		5,500,836
Insurance–0.50%
Kinsale Capital Group, Inc.	13,961	5,781,669
Progressive Corp.	11,041	1,538,011
		7,319,680
Interactive Media & Services–7.54%
†Alphabet, Inc. Class A	175,226	22,930,075
†Alphabet, Inc. Class C	521,492	68,758,720
†Meta Platforms, Inc. Class A	62,391	18,730,402
		110,419,197
IT Services–0.48%
†EPAM Systems, Inc.	11,425	2,921,258
†Gartner, Inc.	6,902	2,371,596
†MongoDB, Inc.	3,173	1,097,414
†VeriSign, Inc.	2,969	601,312
		6,991,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.55%
Bruker Corp.	89,063	$5,548,625
†Medpace Holdings, Inc.	12,854	3,112,339
†Mettler-Toledo International, Inc.	8,952	9,919,443
†Waters Corp.	15,017	4,117,811
		22,698,218
Machinery–0.73%
Caterpillar, Inc.	1,919	523,887
IDEX Corp.	12,154	2,528,275
Otis Worldwide Corp.	95,565	7,674,825
		10,726,987
Media–0.08%
†Trade Desk, Inc. Class A	14,525	1,135,129
		1,135,129
Oil, Gas & Consumable Fuels–0.18%
†Antero Resources Corp.	4,849	123,068
Hess Corp.	16,507	2,525,571
		2,648,639
Pharmaceuticals–2.88%
Eli Lilly & Co.	44,497	23,900,673
Zoetis, Inc.	104,765	18,227,015
		42,127,688
Professional Services–1.43%
Equifax, Inc.	8,433	1,544,757
Paychex, Inc.	16,765	1,933,508
Paycom Software, Inc.	48,423	12,554,631
Verisk Analytics, Inc.	20,760	4,904,342
		20,937,238
Semiconductors & Semiconductor Equipment–7.63%
Applied Materials, Inc.	36,630	5,071,424
ASML Holding NV	8,116	4,777,565
Broadcom, Inc.	13,720	11,395,558
Entegris, Inc.	38,400	3,606,144
KLA Corp.	9,028	4,140,782
Lam Research Corp.	1,378	863,689
NVIDIA Corp.	151,478	65,891,415
QUALCOMM, Inc.	121,290	13,470,467
Teradyne, Inc.	24,392	2,450,420
		111,667,464
Software–19.88%
†Adobe, Inc.	49,725	25,354,777
†Autodesk, Inc.	21,918	4,535,053
†Cadence Design Systems, Inc.	23,311	5,461,767
†Confluent, Inc. Class A	93,766	2,776,411
†Crowdstrike Holdings, Inc. Class A	46,636	7,805,934
†DocuSign, Inc.	24,702	1,037,484
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dropbox, Inc. Class A	199,401	$5,429,689
†Fair Isaac Corp.	6,494	5,640,234
†Fortinet, Inc.	397,141	23,304,234
†HubSpot, Inc.	7,326	3,608,055
Intuit, Inc.	20,145	10,292,886
†Manhattan Associates, Inc.	21,759	4,300,884
Microsoft Corp.	476,913	150,585,280
†New Relic, Inc.	5,854	501,219
†Palo Alto Networks, Inc.	2,442	572,502
†PTC, Inc.	18,425	2,610,454
Roper Technologies, Inc.	26,077	12,628,570
†Salesforce, Inc.	16,734	3,393,321
†ServiceNow, Inc.	15,506	8,667,234
†Splunk, Inc.	3,110	454,837
†Synopsys, Inc.	11,976	5,496,625
†Tyler Technologies, Inc.	13,619	5,258,841
†Zscaler, Inc.	8,445	1,313,958
		291,030,249
Specialty Retail–2.59%
†Burlington Stores, Inc.	41,041	5,552,847
Home Depot, Inc.	45,140	13,639,503
Murphy USA, Inc.	11,119	3,799,696
†O'Reilly Automotive, Inc.	7,656	6,958,232
Ross Stores, Inc.	18,772	2,120,297
Tractor Supply Co.	28,907	5,869,566
		37,940,141
Technology Hardware, Storage & Peripherals–5.69%
Apple, Inc.	455,070	77,912,535
Dell Technologies, Inc. Class C	10,931	753,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	268,488	$4,663,636
		83,329,317
Textiles, Apparel & Luxury Goods–1.63%
†Deckers Outdoor Corp.	1,658	852,361
†Lululemon Athletica, Inc.	38,080	14,684,029
NIKE, Inc. Class B	87,285	8,346,192
		23,882,582
Trading Companies & Distributors–0.31%
Ferguson PLC	1,865	306,736
WW Grainger, Inc.	6,044	4,181,481
		4,488,217
Total Common Stock (Cost $935,799,482)		1,342,731,486
RIGHTS–0.01%
=†Contra Abiomed, Inc.	11,753	183,464
Total Rights (Cost $11,988)		183,464

MONEY MARKET FUND–7.82%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	114,477,862	114,477,862
Total Money Market Fund (Cost $114,477,862)		114,477,862

TOTAL INVESTMENTS–99.54% (Cost $1,050,289,332)	1,457,392,812
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	6,759,288
NET ASSETS APPLICABLE TO 37,812,707 SHARES OUTSTANDING–100.00%	$1,464,152,100

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
10	E-mini Russell 2000 Index	$899,300	$947,773	12/15/23	$—	$(48,473)
379	E-mini S&P 500 Index	81,968,225	85,664,351	12/15/23	—	(3,696,126)
4	E-mini S&P MidCap 400 Index	1,008,160	1,052,041	12/15/23	—	(43,881)
Total Futures Contracts					$—	$(3,788,480)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,342,731,486	$—	$—	$1,342,731,486
Rights	—	—	183,464	183,464
Money Market Fund	114,477,862	—	—	114,477,862
Total Investments	$1,457,209,348	$—	$183,464	$1,457,392,812
Derivatives:

Liabilities:
Futures Contracts	$(3,788,480)	$—	$—	$(3,788,480)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Blended Large Cap Growth Managed Volatility Fund–6